EQUITY (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2011	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Common stock
Ordinary shares, issued		951		951		947
Purchases of treasury shares		$ 0	$ 297,000,000	$ 0	$ 497,000,000
Treasury Stock Shares Acquired		0	7.6	0	12.8
Stock Repurchase Program, Authorized Amount	3,000,000,000
Stock Repurchase Program Remaining Authorized Repurchase Amount				1,330,000,000
Other comprehensive income (loss), net of tax
Comprehensive income attributable to Teva		$ (256,000,000)		$ (256,000,000)		$ (91,000,000)